Finance Income (Tables)	6 Months Ended
Jun. 30, 2023
Finance income.
Schedule of finance income

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Interest income—bank deposits	5,079	3,888	11,577	7,016
Net foreign exchange gain on derivative instruments—realized	420	7	420	—
Net foreign exchange gain arising from financing – unrealized	—	—	—	38,651
Fair value gain on embedded options and interest rate caps	2,874	—	1,163	—
	8,373	3,895	13,160	45,667